Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Equity
Beginning	R$ 36,797	R$ 37,203
Beginning (in shares)	3,254,556	3,344,211
Acquisitions	R$ 610	R$ 15,551
Acquisitions (in shares)	50,300	1,345,400
Cancellations
Cancellations (in shares)		(1,337,684)
Transfer to Board of Executive Officers - 3rd Grant of Shares		R$ (1,076)
Transfer to Board of Executive Officers - 3rd Grant of Shares (in shares)		(97,371)
Transfer to Board of Executive Officers - 2nd and 3rd Grant of Shares	R$ (2,199)
Transfer to Board of Executive Officers - 2nd and 3rd Grant of Shares (in shares)	(218,108)
Ending	R$ 35,208	R$ 36,797
Ending (in shares)	3,086,748	3,254,556